Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Segments shares	Dec. 31, 2021 USD ($) Segments shares
Accounting Policies [Line Items]
Number of operating segments | Segments					1	1
Impairment of finite lived intangible assets	$ 0	$ 7,195	$ 0	$ 9,660	$ 9,660	$ 513
Antidilutive securities excluded from the computation of earnings per share | shares	49,392,442	39,829,831	49,392,442	39,829,831	39,116,174	34,200,976
License Agreements For One Of The Compounds In Respect Of Research And Development [Member]
Accounting Policies [Line Items]
Contract with customers liability cumulative catch up adjustment for the period change in measure of progress						$ 1,400
Acquired Technologies [Member]
Accounting Policies [Line Items]
Impairment of finite lived intangible assets						$ 500
Acquired Technologies [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite lived intangible assets remaining amortization period	11 years 6 months		11 years 6 months		12 years	13 years
Acquired Technologies [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite lived intangible assets remaining amortization period	2 years 6 months		2 years 6 months		3 years	4 years
BMS Realxin Intangible Assets [Member] | Collaboration And License Agreement Termination Notice One [Member]
Accounting Policies [Line Items]
Impairment of finite lived intangible assets			$ 2,500		$ 2,500
BMS Realxin Intangible Assets [Member] | Collaboration And License Agreement Termination Notice Two [Member]
Accounting Policies [Line Items]
Impairment of finite lived intangible assets			$ 7,200		$ 7,200
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer One [Member]
Accounting Policies [Line Items]
Concentration risk percentage	98.00%		95.90%	85.30%	65.90%	56.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Major Customer Two [Member]
Accounting Policies [Line Items]
Concentration risk percentage		97.30%		12.90%	25.60%	35.80%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer One [Member]
Accounting Policies [Line Items]
Concentration risk percentage			86.20%	53.20%	78.40%	74.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Major Customer Two [Member]
Accounting Policies [Line Items]
Concentration risk percentage			13.80%	43.40%	11.80%	21.30%